Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2014

Collection Period	31-Mar-14	30/360 Days	30	Collection Period Start	1-Mar-14
Distribution Date	15-Apr-14	Actual/360 Days	29	Collection Period End	31-Mar-14
				Prior Month Settlement Date	17-Mar-14
				Current Month Settlement Date	15-Apr-14

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,067,817,831.09	1,030,576,331.26	992,590,864.42	0.952887
Yield Supplement Overcollaterization		26,151,160.13	24,983,941.26	23,788,751.07
Total Adjusted Portfolio		1,041,666,670.96	1,005,592,390.00	968,802,113.35
Total Adjusted Securities		1,041,666,670.96	1,005,592,390.00	968,802,113.35	0.930050
Class A-1 Notes	0.19000%	219,000,000.00	182,925,719.04	146,135,442.39	0.667285
Class A-2 Notes	0.42000%	330,000,000.00	330,000,000.00	330,000,000.00	1.000000
Class A-3 Notes	0.72000%	351,000,000.00	351,000,000.00	351,000,000.00	1.000000
Class A-4 Notes	1.34000%	100,000,000.00	100,000,000.00	100,000,000.00	1.000000
Certificates	0.00000%	41,666,670.96	41,666,670.96	41,666,670.96	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	36,790,276.65	27,997.80	167.9921308	0.1278438
Class A-2 Notes	0.00	115,500.00	-	0.3500000
Class A-3 Notes	0.00	210,600.00	-	0.6000000
Class A-4 Notes	0.00	111,666.67	-	1.1166667
Certificates	0.00	0.00	-	-
Total Securities	36,790,276.65	465,764.47

I. COLLECTIONS

Interest:
Interest Collections		2,573,367.81
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,573,367.81

Principal:
Principal Collections		37,635,349.33
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		37,635,349.33

Recoveries of Defaulted Receivables		14,068.29
Servicer Advances		156,121.11

Total Collections		40,378,906.54

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	50,387	1,005,592,390.00
Total Principal Payment		36,790,276.65
	49,494	968,802,113.35

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2014

III. DISTRIBUTIONS

Total Collections	40,378,906.54
Reserve Account Draw	0.00
Total Available for Distribution	40,378,906.54

1. Reimbursement of Advance	31,369.93

2. Servicing Fee:
Servicing Fee Due	858,813.61
Servicing Fee Paid	858,813.61
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	27,997.80

Class A-1 Notes Monthly Interest Paid	27,997.80
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	115,500.00

Class A-2 Notes Monthly Interest Paid	115,500.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	210,600.00

Class A-3 Notes Monthly Interest Paid	210,600.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	111,666.67

Class A-4 Notes Monthly Interest Paid	111,666.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2014

Total Note Monthly Interest
Total Note Monthly Interest Due	465,764.47
Total Note Monthly Interest Paid	465,764.47
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	39,022,958.53

4. Total Monthly Principal Paid on the Notes	36,790,276.65

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	36,790,276.65
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,232,681.88
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	2,232,681.88

V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,604,166.67
Required Reserve Account Amount	2,604,166.67
Beginning Reserve Account Balance	2,604,166.67
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,604,166.67

Required Reserve Account Amount for Next Period	2,604,166.67

VI. POOL STATISTICS

Weighted Average Coupon	3.14%
Weighted Average Remaining Maturity	53.95

Principal Recoveries of Defaulted Receivables	14,068.29
Principal on Defaulted Receivables	350,117.51
Pool Balance at Beginning of Collection Period	1,030,576,331.26
Net Loss Ratio	0.39%

Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.15%
Net Loss Ratio for Current Collection Period	0.39%
Average Net Loss Ratio	0.18%

Cumulative Net Losses for all Periods	472,616.29

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2014

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,258,355.08	122
61-90 Days Delinquent	250,474.77	13
91-120 Days Delinquent	0.00	0
Total Delinquent Receivables:	2,508,829.85	135
61+ Days Delinquencies as Percentage of Receivables	0.03%	0.03%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.03%
Average Delinquency Ratio		0.01%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO